Law Offices
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000
Direct Dial - (215) 564-8037

September 16, 2013

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:         Franklin Alternative Strategies Fund (“Registrant”)
File Nos. 333-189667 and 811-22641
Pre-Effective Amendment No. 2 to Registration Statement under the
Securities Act of 1933 and Amendment No. 6 to Registration Statement
under the Investment Company Act of 1940

Dear Sir/Madam:

On behalf of Registrant, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 2 filed under the Securities Act of 1933 (“1933 Act”), and Amendment No. 6 filed under the Investment Company Act of 1940 (“1940 Act”) to Registrant’s registration statement on Form N-1A (the “Amendment”).

Registrant is currently an open-end management investment company registered only under the 1940 Act.  On June 28, 2013, Registrant filed its initial registration statement under Section 6 of the 1933 Act to register the shares of a new series of shares of Registrant, the Franklin K2 Alternative Strategies Fund (“K2 Fund”), under the 1933 Act, and to register the K2 Fund under the 1940 Act (“Initial Registration Statement”).  In addition, on August 2, 2013, Registrant filed pre-effective amendment no. 1 to the Initial Registration Statement under Section 6 of the 1933 Act to register the shares of an existing series of shares of Registrant, the Franklin Pelagos Commodities Strategy Fund (the “Commodities Fund”), under the 1933 Act (“Pre-Effective Amendment No. 1”).  This Amendment incorporates by reference the prospectus and statement of additional information filed in Pre-Effective Amendment No. 1 relating to the Commodities Fund.

The Amendment is being filed for the purposes of:  (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (“Commission”) on Registrant’s Initial Registration Statement relating to the K2 Fund; (ii) incorporating disclosure previously not included in the Initial Registration Statement relating to the K2 Fund; and (iii) making certain other non-material changes to the prospectus and statement of additional information of the K2 Fund.

Registrant plans to file an additional pre-effective amendment to its registration statement on Form N-1A under the 1933 Act and the 1940 Act in order to respond to any comments that may be received by Registrant from the Staff of the Commission on Pre-Effective Amendment No. 1 relating to the Commodities Fund.

As noted on the facing page, this Amendment amends only to the prospectus and SAI of the K2 Fund, and does not otherwise delete, amend, or supersede any other information relating to any other series of Registrant.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Amy Fitzsimmons at (215) 564-8711.

Sincerely,

/s/ Kristin H. Ives
Kristin H. Ives, Esquire